Summary of Significant Accounting Policies - Additional Information (Details 1) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations, amount	¥ 175,486
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations, amount	¥ 118,162
Remaining performance obligations, revenue recognition period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations, amount	¥ 43,016
Remaining performance obligations, revenue recognition period	24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations, amount	¥ 14,308
Remaining performance obligations, revenue recognition period